Description of Business - Additional Information (Details) - USD ($)					1 Months Ended
	Jul. 21, 2022	Jun. 29, 2022	Jun. 26, 2022	Nov. 29, 2021	Nov. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Net proceeds from initial public offering				$ 25,140,000
Gross proceeds from private placement		$ 15,000,000
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from initial public offering				25,140,000
Offering costs				3,500,000
Net proceeds from initial public offering				$ 21,640,000
Number of common stock shares issued				2,514,000	2,514,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from private placement		$ 13,578,551	$ 15,000,000
Number of common stock shares issued	1,500,000	1,500,000	1,500,000
Number of warrants issued	150,000	1,500,000	1,500,000